Commitments and Contingencies (Details)		9 Months Ended		12 Months Ended
	Jan. 18, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 12, 2021 $ / shares	Feb. 16, 2021 $ / shares
Commitments and Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share) | $ / shares		$ 0.2
Underwriting discount amount		$ 7,700,000
Additional price per share (in Dollars per share) | $ / shares		$ 0.35
Deferred underwriting commissions		$ 13,390,810
Excess fees		250,000
Underwriters additional fee		$ 4,500,000
Additional units (in Shares) | shares	5,250,000	14,419,818
Underwriting discount per unit (in Dollars per share) | $ / shares	$ 10
Aggregate underwriting discount	$ 7,000,000
Underwriters [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share) | $ / shares	$ 0.2
VIECO USA, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Additional price per share (in Dollars per share) | (per share)						$ 10	$ 0.2
Amount purchased		$ 9,500,000	$ 6,000,000	$ 5,700,000	$ 8,900,000
Contingencies, description		The Company identified certain contracts where the expected costs to fulfill the contract will be in excess of the estimated transaction price. On October 1, 2017, the Company entered into a launch service agreement with a customer to provide a dedicated primary launch service which would deliver 150 kg of the customer’s payload. Per the terms of the agreement, the dedicated primary launch shall have a firm fixed price of $4.9 million. The Company amended the contract from a dedicated primary launch to secondary rideshare launches, with the $4.9 million firm fixed price allocated across the three launches based on the relative anticipated payload kilogram weight. During the nine months ended September 30, 2021, the Company determined that it was probable that the costs to provide the services as stipulated by the amended launch services agreement would exceed the allocated firm fixed price of each launch. As such, the Company recorded a provision for contract loss for these three secondary rideshare launches. During the nine months ended September 30, 2021, one of the three launches occurred. The provision for contract losses outstanding as of September 30, 2021 related to the remaining two launches is $8.4 million, recorded net of inventory in the condensed consolidated balance sheets.
Provision for contract losses		$ 2,900,000
Net of inventory		2,800,000
Contract costs		$ 100,000
Minimum [Member] | VIECO USA, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Lease renewal term		3 years		3 years
Maximum [Member] | VIECO USA, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Lease renewal term		10 years		10 years
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions		$ 13,400,000
Underwriting discount per unit (in Dollars per share) | $ / shares	$ 10	$ 10
Aggregate underwriting discount	$ 12,300,000
IPO [Member] | Underwriters [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share) | $ / shares	$ 0.35
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate underwriting discount	$ 8,100,000
Over-Allotment Option [Member] | Underwriters [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate underwriting discount	$ 14,100,000